UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
REVENUES:
Address commissions	$ 153,453	$ 127,649